Related Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

During 2016, the Company entered into a Research Collaboration and License Agreement with a related party, Providence Therapeutics, Inc. (“Providence”) whose CEO and President is also a stockholder of the Company, to identify and optimize microRNA modulators and/or mimetics for the treatment of neoplastic diseases. In April 2017, the Providence Agreement was amended to include mRNA for the treatment of neoplastic disease. In July 2018, the Providence Agreement was amended and restated to cover brain neoplasms, breast neoplasms and ovarian neoplasms.  Each party is responsible for their own research costs under the agreement, and Providence is responsible for all of the development costs through the completion of Phase 2 clinical trials. The Company is entitled to share in future product revenue of each product provided the Company shares in the product’s post Phase 2 costs. Separately, Providence has agreed to pay a specified rate for the use of the Company’s employees. For the six months ended June 30, 2018 and 2017, the Company has recognized $0.1 million and $0.8 million, respectively, in revenue related to the amortization of the upfront payment and revenue related to the use of Company employees and expense reimbursements. For the three months ended June 30, 2018 and 2017, the Company has recognized a negligible amount and $0.2 million, respectively, in revenue related to the amortization of the upfront payment and revenue related to the use of Company employees and expense reimbursements. There were no outstanding accounts receivable related to this agreement as of June 30, 2018 and December 31, 2017. During the third quarter of 2017, the Company stock agreement for the President and CEO of Providence was modified to remove the vesting conditions of the original grant and the Company recognized $1.5 million in related stock compensation expense. As of June 30, 2018, the President and CEO of Providence held a 6.4% ownership interest in the Company.